Research and development expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Research and development expenses
Personnel expenses	$ (79,497)	$ (76,094)
External research and development expenses	(185,453)	(174,915)
Materials and consumables	(1,407)	(1,014)
Depreciation and amortization	(1,842)	(1,784)
Other expenses	(10,688)	(20,100)
Total research and development expenses	$ (278,887)	$ (273,907)